Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,053,255.04
Previously Paid Amount
Total Fee Amount	2,078.85
Total Offset Amount
Net Fee	$ 2,078.85